LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 8) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Total	$ 509,305	$ 529,345	$ 546,413
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	508,998	526,293	545,056
Interbank loans [Member]
Disclosure of financial assets [line items]
Total	$ 307	$ 3,052	$ 1,357